Related Party Transactions and Corporate Allocations (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Related Party Transaction [Line Items]
Net transfers to Parent per Combined Statements of Changes in Parent Equity			$ 324,730	$ 174,422	$ 330,017	$ 576,943	$ 401,703
Stock-based compensation	$ 4,908	$ 3,856	4,109	8,560	17,618	17,669	10,194
Total Net transfers to Parent per Combined Statements of Cash Flows			(338,328)	(180,189)	(340,387)	(615,237)	(405,465)
Computer Sciences Corporation | Affiliated Entity
Related Party Transaction [Line Items]
Net transfers to Parent per Combined Statements of Changes in Parent Equity			324,730	174,422
Stock-based compensation			4,109	8,560
Net transfers of property, plant and equipment from (to) Parent			5,060	(2,821)
Net transfers of internally developed and purchased software from (to) Parent			629	28
Net transfers of capital lease obligations			3,800	0
Total Net transfers to Parent per Combined Statements of Cash Flows			338,328	180,189
Computer Sciences Corporation | Affiliated Entity | Allocated Expenses
Related Party Transaction [Line Items]
Allocated expenses	$ 48,032	$ 54,966	$ 104,669	$ 115,212	212,388	264,426	275,036
Computer Sciences Corporation | Affiliated Entity | Reconciliation Between Equity and Cash Transfers to Parent
Related Party Transaction [Line Items]
Net transfers to Parent per Combined Statements of Changes in Parent Equity					330,017	576,943	401,703
Stock-based compensation					17,618	17,669	10,194
Net transfers of property, plant and equipment from (to) Parent					(2,319)	(11,603)	(7,267)
Net transfers of internally developed and purchased software from (to) Parent					(2,878)	(91)	2,571
Net transfer of goodwill from Parent					0	35,829	0
Deferred tax					(2,051)	(3,510)	(1,736)
Total Net transfers to Parent per Combined Statements of Cash Flows					$ 340,387	$ 615,237	$ 405,465